DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Nov. 24, 2020	Jun. 26, 2020	Mar. 31, 2020	Mar. 26, 2020	Mar. 04, 2020	Jan. 15, 2020	Dec. 05, 2019	Nov. 26, 2019	Dec. 05, 2017	Dec. 05, 2017	Nov. 26, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 25, 2020	Apr. 02, 2020	Apr. 01, 2020
Property, Plant and Equipment [Line Items]
Entity Incorporation, Date of Incorporation													Sep. 11, 2017		Sep. 11, 2017
Deferred Offering Costs													$ 11,548,735		$ 11,548,735
Expense Related to Distribution or Servicing and Underwriting Fees													4,000,000		4,000,000
Deferred underwriting fees													7,000,000		7,000,000
Offering cost													$ 548,735		$ 548,735
Minimum percentage of trust account required for business combination													80.00%		80.00%
Pro rata interest earned on funds held in trust account													$ 10.00		$ 10.00
Amount of threshold tangible assets													$ 5,000,001		$ 5,000,001
Stockholders elected to redeem aggregate of shares of common stock		38,015	776,290		16,837,678				1,123,749			1,123,749
Aggregate of amount released from company's trust account to pay such stockholders		$ 393,380	$ 8,099,292		$ 176,283,492				$ 11,583,473			$ 11,583,473
Aggregate of amount per share released from company's trust account to pay such stockholders		$ 10.34	$ 10.43		$ 10.47				$ 10.31			$ 10.31
Contribution price per share		$ 10.00				$ 0.03			$ 0.03			$ 0.03
Aggregate contribution amount deposited into trust account						$ 2,265,150
Payments for Repurchase of Common Stock				$ 136,283,492										$ 136,283,492	184,776,163	$ 11,583,473
Due to Officers or Stockholders, Current																		$ 40,000,000	$ 40,000,000
Cash													18,034		49,202	1,061,151
Assets Held-in-trust, Noncurrent													12,690,899		12,628,170	$ 195,312,177
Working capital deficit													163,896		127,869
Prepaid income and franchise taxes													72,929		$ 93,929
Aggregate contribution value deposited into trust account						$ 2,265,151
Cash held outside of trust account available for working capital purposes													$ 18,034
GTWY Expense Advance Agreement [Member]
Property, Plant and Equipment [Line Items]
Fund contributions to trust account								$ 566,288
Expense Advancement Agreement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Unsecured Notes Payable							$ 1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.00						$ 1.00		$ 1.00		$ 11.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	1,000,001
Amount available for drawdown															$ 75,000
Post-Business Combination [Member]
Property, Plant and Equipment [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired													50.00%		50.00%
Business Combination [Member] | Forecast [Member]
Property, Plant and Equipment [Line Items]
Percentage of redemption of company's outstanding public shares	100.00%
Maximum additonal fund for liquidation expenses paid	$ 75,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.01		$ 0.01
IPO [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										20,000,000			20,000,000		20,000,000
Proceeds from Issuance Initial Public Offering										$ 200,000,000
Proceeds from Issuance or Sale of Equity										$ 200,000,000
Sale of Stock, Price Per Share													$ 10.00		$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights													11.50		$ 11.50
IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Price Per Share													$ 10.00
IPO [Member] | Business Combination [Member] | Forecast [Member]
Property, Plant and Equipment [Line Items]
Business combination, description	The Company has until June 30, 2021 to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to pay franchise and income taxes (less up to $75,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be less than the $10.00 per Unit in the Initial Public Offering.
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 11.50	$ 11.50
Private Placement [Member] | Warrant [Member] | Sponsors [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										6,825,000	6,825,000		6,825,000
Share Price										$ 1.00	$ 1.00
Proceeds from Issuance of Private Placement										$ 6,825,000	$ 6,825,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.00	$ 1.00		$ 1.00